Earnings (Loss) Per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Numerator:
Net (loss) income attributable to common shares		$ (3,269,776)	$ 2,434,463	$ 2,047,445
Denominator:
Weighted average common shares outstanding		13,843,764	11,517,123	11,290,000
Basic (loss) earnings per share attributable to common shares	[1]	$ (0.24)	$ 0.21	$ 0.18
Numerator:
Net (loss) income attributable to common shares for calculating diluted earnings per share		$ (3,269,776)	$ 2,434,463	$ 2,047,445
Denominator:
Weighted average common shares outstanding		13,843,764	11,517,123	11,290,000
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants			119,244
Shares used in computing diluted earnings per share attributable to common shares		13,843,764	11,636,367	11,290,000
Diluted (loss) earnings per share attributable to common shares	[1]	$ (0.24)	$ 0.21	$ 0.18

[1]	The shares and per share data are presented on a retroactive basis to reflect the nominal share issuance (Note 19).